SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	3 Months Ended	12 Months Ended
	Jun. 30, 2016	Mar. 31, 2016
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES [Abstract]
Antidilutive Securities Excluded from Computation of Earnings Per Share

The following potentially dilutive shares were excluded from the shares used to calculate diluted earnings per share as their inclusion would be anti-dilutive:

	March 31,
	2016	2015
Options	909,167	632,500
Warrants	2,002,713	1,212,713
Total	2,911,880	1,845,213

Schedule of Earnings (Loss) Per Share

Diluted net income per common share for the three months ended June 30, 2015 was calculated based on an increased number of shares that would be outstanding as follows:

	Three Months Ended June 30,
	2016	2015

Numerator:
Net income (loss)	$(439,405)	$215,594

Denominator:
Weighted average shares outstanding (basic)	10,069,358	7,568,760
Effect of dilutive stock options	-	210,000
Weighted average shares outstanding (diluted)	10,069,358	7,778,760

Net income (loss) per share
Basic	$(0.04)	$0.03
Diluted	$(0.04)	$0.03